PREFERRED STOCK DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 7	-	PREFERRED STOCK DERIVATIVE LIABILITIES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

Preferred Stock Derivative Liability as of Current Balance Sheet Date
	Series B	Series C	Series E	Total
Preferred shares Outstanding	—	1,375	2,187.5	3,562.5

Underlying common shares into which Preferred may convert	—	9,166,669	89,788,298	98,954,967

Closing price on valuation date	$0.08	$0.08	$0.08	$0.08

Preferred stock derivative liability at Current Balance Sheet Date	$—	$1733,334	$7,183,064	$7,916,397

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

CHANGE IN VALUE OF PREFERRED STOCK DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Change in Preferred Stock Derivative Liability	$3,963,126	$4,749,332	$(867,741)	$(7,665,268)

Warrant Derivative Liabilities

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

FAIR VALUE OF WARRANT DERIVATIVE LIABILITY
	March 31 2012	June 30 2012	Sept 30 2012	Dec 31 2012
Risk-Free interest rate	0.05% - 1.3%	0.04% - 0.92%	0.06% - 0.83%	0.02% - 0.72%
Expected volatility	57% - 181%	67% - 182%	102% - 180%	100% - 168%
Expected life (in years)	0.1 – 6.1	0.0 – 5.8	1.0 – 5.6	0.7 – 5.3
Expected dividend yield	—	—	—	—
Number of warrants	161,478,979	152,168,403	145,376,939	145,376,939

Fair Value of Warrant Derivative Liability	$11,987,222	$17,041,072	$14,947,419	$11,987,222

CHANGE IN VALUE OF WARRANT DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Change in Warrant Derivative Liability	$5,765,992	$4,586,076	$2,770,912	$1,499,682

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

NOTE 14 -	DERIVATIVE LIABILITIES – PREFERRED SHARES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series D and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2011 and March 31, 2011, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal Year 2012
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	—	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	—	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$—	$6,428,571	$8,506,106

Change in preferred stock derivative liability for the 2012 Fiscal Year					$11,227,957

The change of $11,227,957 in value of the preferred stock derivative liability occurring during the 2012 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

Preferred Stock Derivative Liabilities – Fiscal Year 2011
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2011	896	5,418	4,063	3,062.5	13,439.5

Underlying common shares into which Preferred may convert	730,274	4,280,842	58,042,861	118,898,957	181,952,934

Closing price on valuation date	$0.078	$0.078	$0.078	$0.078	$0.078

Preferred stock derivative liability at March 31, 2011	$56,961	$333,906	$4,527,343	$9,274,119	$14,192,329

Change in preferred stock derivative liability for the 2011 Fiscal Year					$10,416,376

The change of $10,416,376 in value of the preferred stock derivative liability occurring during the 2011 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.